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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number:
   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sankaty Advisors, LLC*
Address: John Hancock Tower
         200 Clarendon Street
         Boston, Massachusetts 02116

Form 13F File Number: 28-11314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jonathan S. Lavine
Title:   Manager
Phone:   (617) 516-2000

Signature, Place, and Date of Signing:

  /s/ Jonathan S. Lavine          Boston, MA                8/14/2012
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

* Sankaty Advisors, LLC serves as an adviser to pooled investment vehicles (the "Funds") but exercises investment discretion with respect to only a limited number of these Funds. The filing of this 13F Holdings Report by Sankaty Advisors, LLC shall not be construed as an admission that Sankaty Advisors, LLC is the beneficial owner of such shares held by each of the Funds.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               10
Form 13F Information Table Entry Total:           8
Form 13F Information Table Value Total:     192,627
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      Form 13F File
 No.     Number     Name

 1.     28-14551    Sankaty Credit Member, LLC
 2.     28-14552    Sankaty Credit Member (Offshore), Ltd.
 3.     28-14550    Sankaty Credit Opportunities Investors III, LLC
 4.     28-14556    Sankaty Credit Opportunities III, L.P.
 5.     28-14554    Sankaty Credit Opportunities Investors IV, LLC
 6.     28-14555    Sankaty Credit Opportunities IV, L.P.
 7.     28-14557    Sankaty Credit Opportunities (Offshore Master) IV, L.P
 8.     28-14553    Sankaty Credit Opportunities Investors (Offshore) IV, L.P.
 9.     28-14558    Prospect Harbor Investors, LLC
 10.    28-14559    Prospect Harbor Credit Partners, L.P.

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                             SANKATY ADVISORS, LLC
                   FORM 13F INFORMATION TABLE AS OF 06/30/12

                                                                 VALUE   INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP    SHARES   (X$1000) DISCRETION MANAGERS SOLE SHARED NONE
ACCURIDE CORP NEW              COM NEW      00439T206 2,433,370 $14,600    (OTHER)                        X
AEROFLEX HLDG CORP             COM          007767106 2,702,796 $16,352    (OTHER)                        X
CASTLE A M & CO                COM          148411101 1,100,000 $11,682    (OTHER)                        X
DANA HLDG CORP                 COM          235825205 2,824,984 $36,188    (OTHER)                        X
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A     848574109 2,047,768 $48,798    (OTHER)                        X
SPRINT NEXTEL CORP             COM SER 1    852061100   204,500 $   667    (OTHER)                        X
SWIFT TRANSN CO                CL A         87074U101 3,611,636 $34,130    (OTHER)                        X
VERINT SYS INC                 COM          92343X100 1,023,705 $30,210    (OTHER)                        X